Stock Options (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock options by range of exercise prices
Options Outstanding - Number of Options Outstanding (in shares)	637,200
Options Outstanding - Weighted Average Remaining Contractual Life	1 year 11 months 9 days
Options Exercisable - Number of Options Exercisable (in shares)	560,500
Options Exercisable - Weighted Average Remaining Contractual Life	1 year 9 months 18 days
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 2.06
Information pertaining to stock options
Stock-based compensation expense included in selling, general and administrative expenses	$ 287	$ 281	$ 347
Stock options
Stock options by range of exercise prices
Estimated fair value of stock options vested	414	420	631
Stock options | 2003 Plan
Stock options by range of exercise prices
Unrecognized compensation cost related to non-vested stock options granted	175
Period of recognition of unrecognized compensation expense	3 months
Aggregate intrinsic value of stock options exercised under the Plan	$ 840	$ 1,344	$ 127
$1.60
Stock options by range of exercise prices
Options Outstanding - Number of Options Outstanding (in shares)	227,600
Options Outstanding - Weighted Average Remaining Contractual Life	18 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 1.60
Options Exercisable - Number of Options Exercisable (in shares)	227,600
Options Exercisable - Weighted Average Remaining Contractual Life	18 days
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 1.60
$2.37
Stock options by range of exercise prices
Options Outstanding - Number of Options Outstanding (in shares)	409,600
Options Outstanding - Weighted Average Remaining Contractual Life	2 years 11 months 27 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 2.37
Options Exercisable - Number of Options Exercisable (in shares)	332,900
Options Exercisable - Weighted Average Remaining Contractual Life	2 years 11 months 27 days
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 2.37